6 Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 57,729	R$ 13,092
Cash equivalents (a)	987,313	930,117
Cash and cash equivalents	R$ 1,045,042	R$ 943,209	R$ 62,260	R$ 25,490